Long-term and Short-term Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long-term and Short-term Debt [Abstract]
Commercial Paper	$ 101	$ 102
Short-term Debt, average daily balance	447	687
Short-term Debt Average Days Outstanding	19 days	21 days
Short-term Debt [Line Items]
Short-term debt	686	306
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Short-term debt	0	14
Federal Home Loan Bank of New York [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Short-term	$ 585	$ 190